Annual Total Returns - Loomis Sayles Funds I - Classes Admin, Retail, Institutional, and N - Institutional	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loomis Sayles Income Fund
Prospectus [Line Items]
Annual Return [Percent]	9.14%	6.70%	8.05%	(12.49%)	3.23%	2.14%	11.57%	(2.87%)	7.48%	8.63%
Loomis Sayles Investment Grade Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	7.59%	3.14%	8.00%	(11.98%)	0.80%	7.19%	9.36%	(2.08%)	8.42%	6.41%